Commitments & Contingencies - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2021	Sep. 30, 2022	Jul. 11, 2022	Jul. 08, 2022	Jul. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
Fixed underwriter discount	$ 6,090,000	$ 6,090,000
Deferred underwriter discount	$ 10,657,500
Deferred underwriting discount non current		$ 10,657,500	$ 10,657,500
Deferred Compensation Liability, Classified, Noncurrent				$ 10,675,500	$ 10,657,500
Business combination consulting fees						$ 20,000
Transaction fess payable						250,000
Performance bonus payable						$ 250,000